Goodwill	6 Months Ended
Mar. 24, 2012
Goodwill and Other Intangible Assets [Abstract]
Goodwill
5.	Goodwill
Goodwill represents the excess of the purchase price over the fair value of net assets acquired. Goodwill is subject to an impairment review at a reporting unit level, on an annual basis in August of each year, or when an event occurs or circumstances change that would indicate potential impairment. The Partnership assesses the carrying value of goodwill at a reporting unit level based on an estimate of the fair value of the respective reporting unit. Fair value of the reporting unit is estimated using discounted cash flow analyses taking into consideration estimated cash flows in a ten-year projection period and a terminal value calculation at the end of the projection period. If the fair value of the reporting unit exceeds its carrying value, the goodwill associated with the reporting unit is not considered to be impaired. If the carrying value of the reporting unit exceeds its fair value, an impairment loss is recognized to the extent that the carrying amount of the associated goodwill, if any, exceeds the implied fair value of the goodwill.
The carrying values of goodwill assigned to the Partnership's operating segments are as follows:

	As of
	March 24, 2012	September 24, 2011
Propane	$265,313	$265,313
Fuel oil and refined fuels	4,438	4,438
Natural gas and electricity	7,900	7,900

	$277,651	$277,651